Intangible assets - Summary of Movements in Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	€ 21,013	€ 24,648
Disposals	(8,030)
Amortization	(3,053)	(3,635)
Amortization of disposals	8,018
Impairments	(5,833)
Reclassifications	31
Ending balance, intangible assets	12,146	21,013
Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	2,888	4,283
Disposals	(855)
Amortization	(1,268)	(1,395)
Amortization of disposals	849
Impairments	(294)
Reclassifications	0
Ending balance, intangible assets	1,320	2,888
Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	1,467	3,312
Disposals	(7,175)
Amortization	(1,390)	(1,845)
Amortization of disposals	7,169
Impairments	0
Reclassifications	31
Ending balance, intangible assets	102	1,467
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	5,934	6,329
Disposals	0
Amortization	(395)	(395)
Amortization of disposals	0
Impairments	(5,539)
Reclassifications	0
Ending balance, intangible assets	0	5,934
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	10,724	10,724
Disposals	0
Amortization	0	0
Amortization of disposals	0
Impairments	0
Reclassifications	0
Ending balance, intangible assets	10,724	10,724
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	38,023	38,023
Ending balance, intangible assets	30,024	38,023
Cost | Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	6,606	6,606
Ending balance, intangible assets	5,751	6,606
Cost | Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	14,133	14,133
Ending balance, intangible assets	6,989	14,133
Cost | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	6,560	6,560
Ending balance, intangible assets	6,560	6,560
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	10,724	10,724
Ending balance, intangible assets	10,724	10,724
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(17,010)	(13,375)
Ending balance, intangible assets	(17,878)	(17,010)
Accumulated amortization and impairment | Software and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(3,718)	(2,323)
Ending balance, intangible assets	(4,431)	(3,718)
Accumulated amortization and impairment | Internally developed software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(12,666)	(10,821)
Ending balance, intangible assets	(6,887)	(12,666)
Accumulated amortization and impairment | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	(626)	(231)
Ending balance, intangible assets	(6,560)	(626)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	0	0
Ending balance, intangible assets	€ 0	€ 0